Document and Entity Information	Feb. 23, 2021
Document And Entity Information [Line Items]
Entity Registrant Name	CRH Medical Corp
Entity Address, Country	CA
Entity Tax Identification Number	00-0000000
Amendment Flag	false
Entity Central Index Key	0001461119
Document Type	8-K
Document Period End Date	Feb. 23, 2021
Entity Incorporation State Country Code	A1
Entity File Number	001-37542
Entity Address, Address Line One	Suite 619 - 999 Canada Place
Entity Address, Address Line Two	World Trade Center
Entity Address, City or Town	Vancouver
Entity Address, State or Province	BC
Entity Address, Postal Zip Code	V6C 3E1
City Area Code	(604)
Local Phone Number	633-1440
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Common Stock [Member]
Document And Entity Information [Line Items]
Security Exchange Name	NYSEArca
Security 12b Title	Common
Trading Symbol	CRH - TSX
M 1 [Member]
Document And Entity Information [Line Items]
Security Exchange Name	NYSE
Trading Symbol	CRHM - NYSE